Lease Liabilities (Details) - Schedule of Lease Liability - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liability [Abstract]
Balance begining	$ 1,787,702	$ 395,880
Additions	76,906	1,677,918
Interest accretion on lease liability	35,005	52,075
Payments	(316,090)	(338,171)
Balance ending	1,583,523	1,787,702
Current	656,935	602,557
Non-current	926,588	1,185,145
Total	$ 1,583,523	$ 1,787,702